Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards
Note 3 - Recently Issued Accounting Standards
Adoption of new accounting standards
In June 2022, the Financial Accounting Standards Board ("FASB") issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions: 1) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet; 2) the nature and remaining duration of the restriction(s) and 3) the circumstances that could cause a lapse in the restriction(s). These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In March 2023, the FASB issued ASU 2023-01 Leases (Topic 842): Common Control Arrangements. The amendments provide a practical expedient for private companies and not-for-profit entities that are not conduit bond obligors to use the written terms and conditions of a common control arrangement to determine whether a lease exists and, if so, the classification of and accounting for that lease. If no written terms and conditions exist (including in situations in which an entity does not document existing unwritten terms and conditions in writing upon transition to the practical expedient), an entity is prohibited from applying the practical expedient and must evaluate the enforceable terms and conditions to apply Topic 842. Also, the amendments require that leasehold improvements associated with common control leases be: 1) amortized by the lessee over the useful life of the leasehold improvements to the common control group (regardless of the lease term) as long as the lessee controls the use of the underlying asset (the leased asset) through a lease. However, if the lessor obtained the right to control the use of the underlying asset through a lease with another entity not within the same common control group, the amortization period may not exceed the amortization period of the common control group; and 2) accounted for as a transfer between entities under common control through an adjustment to equity (or net assets for not-for-profit entities) if, and when, the lessee no longer controls the use of the underlying asset. Additionally, those leasehold improvements are subject to the impairment guidance in Topic 360, Property, Plant, and Equipment. These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In March 2023, the FASB issued ASU 2023-02 Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method (a consensus of the Emerging Issues Task Force). The amendments permit reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the income tax credits and other income tax benefits received and recognizes the net amortization and income tax credits and other income tax benefits in the income statement as a component of income tax expense (benefit). These amendments are effective for the Company from January 1, 2024. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update: 1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the Chief Operating Decision Maker ("CODM") and included within each reported measure of segment profit or loss; 2) require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition; 3) require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods; 4) clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial statements; 5) require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources; 6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. These amendments are effective for the Company for annual periods beginning from January 1, 2024 and interim periods beginning January 1, 2025. Our updated disclosures are included in Note 4 - Segments.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement	The amendments in this Update address the accounting for contributions made to a joint venture, upon formation, in a joint venture’s separate financial statements. The objectives of the amendments are to:
(1) provide decision-useful information to investors and other allocators of capital (collectively, investors) in a joint venture’s financial statements; and
(2) reduce diversity in practice.
	To reduce diversity in practice and provide decision-useful information to a joint venture’s investors, the Board decided to require that a joint venture apply a new basis of accounting upon formation, resulting in a joint venture, upon formation, being required to recognize and initially measure its assets and liabilities at fair value (with exceptions to fair value measurement that are consistent with the business combinations guidance).	January 1, 2025	No material impact expected
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). A public business entity is required to provide an explanation, if not otherwise evident, of the individual reconciling items disclosed, such as the nature, effect, and underlying causes of the reconciling items and the judgment used in categorizing the reconciling items.
	The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant.	January 1, 2025	Impact to our related disclosures expected

ASU 2024-01: Compensation—Stock Compensation (Topic 718)	The amendments in this Update improve GAAP by adding an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718-10-15-3 to determine whether a profits interest award should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. The fact patterns in the illustrative example focus on the scope conditions in paragraph 718-10-15-3. The illustrative example is intended to reduce (1) complexity in determining whether a profits interest award is subject to the guidance in Topic 718 and (2) existing diversity in practice.	January 1, 2025	No material impact expected
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	The amendments in this Update require disclosure, in the notes to financial statements of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity:
(1) disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption;
(2) include certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements;
(3) disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and
(4) disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
	An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information.	January 1, 2027	Impact to our related disclosures expected
ASU 2024-04: Debt—Debt with Conversion and Other Options (Subtopic 470-20)	The amendments in this Update clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. Under the amendments, to account for a settlement of a convertible debt instrument as an induced conversion, an inducement offer is required to provide the debt holder with, at a minimum, the consideration (in form and amount) issuable under the conversion privileges provided in the terms of the instrument. An entity should assess whether this criterion is satisfied as of the date the inducement offer is accepted by the holder. If, when applying this criterion, the convertible debt instrument had been exchanged or modified (without being deemed substantially different) within the one-year period leading up to the offer acceptance date, an entity should compare the terms provided in the inducement offer with the terms that existed one year before the offer acceptance date. The amendments do not change the other criteria that are required to be satisfied to account for a settlement transaction as an induced conversion. The amendments in this Update also make additional clarifications to assist stakeholders in applying the guidance.	January 1, 2026	Under evaluation
The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Audited Consolidated Financial Statements and related disclosures either on transition or in future periods.